Share-Based Compensation (Details) - shares	Mar. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Aug. 11, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	9,541,495			2,816,224
Outstanding (in shares)	5,444,846
Available for Issue (in shares)	4,096,649
2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	1,570,793
Outstanding (in shares)	1,570,793
Available for Issue (in shares)	0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	7,970,702	8,004,324	5,585,008
Outstanding (in shares)	3,874,053
Available for Issue (in shares)	4,096,649